Label	Element	Value
Global X Funds
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GLOBAL X FUNDS
(THE "TRUST")

SUPPLEMENT DATED NOVEMBER 17, 2021
TO THE SUMMARY PROSPECTUS AND STATUTORY PROSPECTUS FOR THE SERIES OF THE TRUST LISTED IN SCHEDULE A AND SCHEDULE B HERETO (TOGETHER, "THE FUNDS"), AS SUPPLEMENTED AND AMENDED FROM TIME TO TIME

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Summary Prospectus and Statutory Prospectus, as applicable.

1. Effective immediately, for the Funds listed in Schedule A hereto, the risk factor titled "Geographic Risk - Risk of Investing in China" in the section of each Fund’s Summary Prospectus and Statutory Prospectus titled “SUMMARY OF PRINCIPAL RISKS” is hereby revised to add the following paragraphs:

Special Risk Considerations of Investing in China – Variable Interest Entity Investments

For purposes of raising capital offshore on exchanges outside of China, including on U.S. exchanges, many Chinese-based operating companies are structured as Variable Interest Entities (“VIEs”). In this structure, the Chinese-based operating company is the VIE and establishes a shell company in a foreign jurisdiction, such as the Cayman Islands. The shell company lists on a foreign exchange and enters into contractual arrangements with the VIE. This structure allows Chinese companies in which the government restricts foreign ownership to raise capital from foreign investors. While the shell company has no equity ownership of the VIE, these contractual arrangements permit the shell company to consolidate the VIE’s financial statements with its own for accounting purposes and provide for economic exposure to the performance of the underlying Chinese operating company. Therefore, an investor in the listed shell company, such as the Fund, will have exposure to the Chinese-based operating company only through contractual arrangements and has no ownership in the Chinese-based operating company. Furthermore, because the shell company only has specific rights provided for in these service agreements with the VIE, its abilities to control the activities at the Chinese-based operating company are limited and the operating company may engage in activities that negatively impact investment value.

While the VIE structure has been widely adopted, it is not formally recognized under Chinese law and therefore there is a risk that the Chinese government could prohibit the existence of such structures or negatively impact the VIE’s contractual arrangements with the listed shell company by making them invalid. If these contracts were found to be unenforceable under Chinese law, investors in the listed shell company, such as the Fund, may suffer significant losses with little or no recourse available. If the Chinese government determines that the agreements establishing the VIE structures do not comply with Chinese law and regulations, including those related to restrictions on foreign ownership, it could subject a Chinese-based issuer to penalties, revocation of business and operating licenses, or forfeiture of ownership interest. In addition, the listed shell company’s control over a VIE may also be jeopardized if a natural person who holds the equity interest in the VIE breaches the terms of the agreement, is subject to legal proceedings or if any physical instruments for authenticating documentation, such as chops and seals, are used without the Chinese-based issuer’s authorization to enter into contractual arrangements in China. Chops and seals, which are carved stamps used to sign documents, represent a legally binding commitment by the company. Moreover, any future regulatory action may prohibit the ability of the shell company to receive the economic benefits of the Chinese-based operating company, which may cause the value of the Fund’s investment in the listed shell company to suffer a significant loss. For example, in 2021, the Chinese government prohibited use of the VIE structure for investment in after-school tutoring companies. There is no guarantee that the government will not place similar restrictions on other industries.

2. Effective immediately, for the Funds listed in Schedule B hereto, the risk factor titled "Geographic Risk - Risk of Investing in China" in the section of each Fund’s Summary Prospectus and Statutory Prospectus titled “SUMMARY OF PRINCIPAL RISKS” is hereby revised to add the following paragraphs:

Special Risk Considerations of Investing in China – Variable Interest Entity Investments

As of November 15, 2021, the Fund had significant exposure to variable interest entities, as defined below. For purposes of raising capital offshore on exchanges outside of China, including on U.S. exchanges, many Chinese-based operating companies are structured as Variable Interest Entities (“VIEs”). In this structure, the Chinese-based operating company is the VIE and establishes a shell company in a foreign jurisdiction, such as the Cayman Islands. The shell company lists on a foreign exchange and enters into contractual arrangements with the VIE. This structure allows Chinese companies in which the government restricts foreign ownership to raise capital from foreign investors. While the shell company has no equity ownership of the VIE, these contractual arrangements permit the shell company to consolidate the VIE’s financial statements with its own for accounting purposes and provide for economic exposure to the performance of the underlying Chinese operating company. Therefore, an investor in the listed shell company, such as the Fund, will have exposure to the Chinese-based operating company only through contractual arrangements and has no ownership in the Chinese-based operating company. Furthermore, because the shell company only has specific rights provided for in these service agreements with the VIE, its abilities to control the activities at the Chinese-based operating company are limited and the operating company may engage in activities that negatively impact investment value.

While the VIE structure has been widely adopted, it is not formally recognized under Chinese law and therefore there is a risk that the Chinese government could prohibit the existence of such structures or negatively impact the VIE’s contractual arrangements with the listed shell company by making them invalid. If these contracts were found to be unenforceable under Chinese law, investors in the listed shell company, such as the Fund, may suffer significant losses with little or no recourse available. If the Chinese government determines that the agreements establishing the VIE structures do not comply with Chinese law and regulations, including those related to restrictions on foreign ownership, it could subject a Chinese-based issuer to penalties, revocation of business and operating licenses, or forfeiture of ownership interest. In addition, the listed shell company’s control over a VIE may also be jeopardized if a natural person who holds the equity interest in the VIE breaches the terms of the agreement, is subject to legal proceedings or if any physical instruments for authenticating documentation, such as chops and seals, are used without the Chinese-based issuer’s authorization to enter into contractual arrangements in China. Chops and seals, which are carved stamps used to sign documents, represent a legally binding commitment by the company. Moreover, any future regulatory action may prohibit the ability of the shell company to receive the economic benefits of the Chinese-based operating company, which may cause the value of the Fund’s investment in the listed shell company to suffer a significant loss. For example, in 2021, the Chinese government prohibited use of the VIE structure for investment in after-school tutoring companies. There is no guarantee that the government will not place similar restrictions on other industries.

3. Effective immediately, for the Funds listed in Schedule A and Schedule B hereto, the risk factor titled "Geographic Risk - Risk of Investing in China" in the section of each Fund’s Statutory Prospectus titled “A FURTHER DISCUSSION OF PRINCIPAL RISKS” is hereby revised to add the following paragraphs:

Special Risk Considerations of Investing in China – Variable Interest Entity Investments

For purposes of raising capital offshore on exchanges outside of China, including on U.S. exchanges, many Chinese-based operating companies are structured as Variable Interest Entities (“VIEs”). In this structure, the Chinese-based operating company is the VIE and establishes a shell company in a foreign jurisdiction, such as the Cayman Islands. The shell company lists on a foreign exchange and enters into contractual arrangements with the VIE. This structure allows Chinese companies in which the government restricts foreign ownership to raise capital from foreign investors. While the shell company has no equity ownership of the VIE, these contractual arrangements permit the shell company to consolidate the VIE’s financial statements with its own for accounting purposes and provide for economic exposure to the performance of the underlying Chinese operating company. Therefore, an investor in the listed shell company, such as the Fund, will have exposure to the Chinese-based operating company only through contractual arrangements and has no ownership in the Chinese-based operating company. Furthermore, because the shell company only has specific rights provided for in these service agreements with the VIE, its abilities to control the activities at the Chinese-based operating company are limited and the operating company may engage in activities that negatively impact investment value.

While the VIE structure has been widely adopted, it is not formally recognized under Chinese law and therefore there is a risk that the Chinese government could prohibit the existence of such structures or negatively impact the VIE’s contractual arrangements with the listed shell company by making them invalid. If these contracts were found to be unenforceable under Chinese law, investors in the listed shell company, such as the Fund, may suffer significant losses with little or no recourse available. If the Chinese government determines that the agreements establishing the VIE structures do not comply with Chinese law and regulations, including those related to restrictions on foreign ownership, it could subject a Chinese-based issuer to penalties, revocation of business and operating licenses, or forfeiture of ownership interest. In addition, the listed shell company’s control over a VIE may also be jeopardized if a natural person who holds the equity interest in the VIE breaches the terms of the agreement, is subject to legal proceedings or if any physical instruments for authenticating documentation, such as chops and seals, are used without the Chinese-based issuer’s authorization to enter into contractual arrangements in China. Chops and seals, which are carved stamps used to sign documents, represent a legally binding commitment by the company. Moreover, any future regulatory action may prohibit the ability of the shell company to receive the economic benefits of the Chinese-based operating company, which may cause the value of the Fund’s investment in the listed shell company to suffer a significant loss. For example, in 2021, the Chinese government prohibited use of the VIE structure for investment in after-school tutoring companies. There is no guarantee that the government will not place similar restrictions on other industries.

SCHEDULE A
FUND NAME	DATE OF STATUTORY PROSPECTUS, AS MAY BE SUPPLEMENTED FROM TIME TO TIME	DATE OF SUMMARY PROSPECTUS, AS MAY BE SUPPLEMENTED FROM TIME TO TIME
Global X MSCI China Energy ETF (CHIE)	March 1, 2021	March 1, 2021
Global X MSCI China Materials ETF (CHIM)	March 1, 2021	March 1, 2021
Global X MSCI China Industrials ETF (CHII)	March 1, 2021	March 1, 2021
Global X MSCI China Consumer Staples ETF (CHIS)	March 1, 2021	March 1, 2021
Global X MSCI China Health Care ETF CHIH)	March 1, 2021	March 1, 2021
Global X MSCI China Financials ETF (CHIX)	March 1, 2021	March 1, 2021
Global X MSCI China Utilities ETF (CHIU)	March 1, 2021	March 1, 2021
Global X MSCI Portugal ETF PGAL)	March 1, 2021	March 1, 2021
Global X Copper Miners ETF (COPX)	March 1, 2021	March 1, 2021
Global X Lithium & Battery Tech ETF (LIT)	March 1, 2021	March 1, 2021
Global X SuperDividend® ETF (SDIV)	March 1, 2021	March 1, 2021
Global X MSCI SuperDividend® Emerging Markets ETF (SDEM)	March 1, 2021	March 1, 2021
Global X Renewable Energy Producers ETF (RNRG)	March 1, 2021	March 1, 2021
Global X Guru® Index ETF (GURU)	March 1, 2021	March 1, 2021
Global X China Mid Cap ETF* (CHIA)	March 1, 2021	March 1, 2021
* Not Open for Investment

SCHEDULE B
FUND NAME	DATE OF STATUTORY PROSPECTUS, AS MAY BE SUPPLEMENTED FROM TIME TO TIME	DATE OF SUMMARY PROSPECTUS, AS MAY BE SUPPLEMENTED FROM TIME TO TIME
Global X MSCI China Consumer Discretionary ETF (CHIQ)	March 1, 2021	March 1, 2021
Global X MSCI China Information Technology ETF (CHIK)	March 1, 2021	March 1, 2021
Global X MSCI China Communication Services ETF (CHIC)	March 1, 2021	March 1, 2021
Global X MSCI China Real Estate ETF (CHIR)	March 1, 2021	March 1, 2021
Global X Social Media ETF (SOCL)	March 1, 2021	March 1, 2021
Global X E-commerce ETF (EBIZ)	March 1, 2021	March 1, 2021
Global X Emerging Markets Internet & E-commerce ETF (EWEB)	March 1, 2021	March 1, 2021

Supplement Closing [Text block]	ck0001432353_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
Global X Funds | Global X MSCI China Energy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Global X MSCI China Energy ETF
Global X Funds | Global X MSCI China Energy ETF | Global X MSCI China Energy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CHIE
Global X Funds | Global X MSCI China Materials ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Global X MSCI China Materials ETF
Global X Funds | Global X MSCI China Materials ETF | Global X MSCI China Materials ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CHIM
Global X Funds | Global X MSCI China Industrials ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Global X MSCI China Industrials ETF
Global X Funds | Global X MSCI China Industrials ETF | Global X MSCI China Industrials ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CHII
Global X Funds | Global X MSCI China Consumer Staples ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Global X MSCI China Consumer Staples ETF
Global X Funds | Global X MSCI China Consumer Staples ETF | Global X MSCI China Consumer Staples ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CHIS
Global X Funds | Global X MSCI China Health Care ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Global X MSCI China Health Care ETF
Global X Funds | Global X MSCI China Health Care ETF | Global X MSCI China Health Care ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CHIH
Global X Funds | Global X MSCI China Financials ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Global X MSCI China Financials ETF
Global X Funds | Global X MSCI China Financials ETF | Global X MSCI China Financials ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CHIX
Global X Funds | Global X MSCI China Utilities ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Global X MSCI China Utilities ETF
Global X Funds | Global X MSCI China Utilities ETF | Global X MSCI China Utilities ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CHIU
Global X Funds | Global X MSCI Portugal ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Global X MSCI Portugal ETF
Global X Funds | Global X MSCI Portugal ETF | Global X MSCI Portugal ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PGAL
Global X Funds | Global X Copper Miners ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Global X Copper Miners ETF
Global X Funds | Global X Copper Miners ETF | Global X Copper Miners ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	COPX
Global X Funds | Global X Lithium & Battery Tech ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Global X Lithium & Battery Tech ETF
Global X Funds | Global X Lithium & Battery Tech ETF | Global X Lithium & Battery Tech ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	LIT
Global X Funds | Global X SuperDividend® ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Global X SuperDividend® ETF
Global X Funds | Global X SuperDividend® ETF | Global X SuperDividend® ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SDIV
Global X Funds | Global X MSCI SuperDividend® Emerging Markets ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Global X MSCI SuperDividend® Emerging Markets ETF
Global X Funds | Global X MSCI SuperDividend® Emerging Markets ETF | Global X MSCI SuperDividend® Emerging Markets ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SDEM
Global X Funds | Global X Renewable Energy Producers ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Global X Renewable Energy Producers ETF
Global X Funds | Global X Renewable Energy Producers ETF | Global X Renewable Energy Producers ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	RNRG
Global X Funds | Global X Guru® Index ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Global X Guru® Index ETF
Global X Funds | Global X Guru® Index ETF | Global X Guru® Index ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GURU
Global X Funds | Global X China Mid Cap ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Global X China Mid Cap ETF	[1]
Global X Funds | Global X China Mid Cap ETF | Global X China Mid Cap ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CHIA
Global X Funds | Global X MSCI China Consumer Discretionary ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Global X MSCI China Consumer Discretionary ETF
Global X Funds | Global X MSCI China Consumer Discretionary ETF | Global X MSCI China Consumer Discretionary ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CHIQ
Global X Funds | Global X MSCI China Information Technology ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Global X MSCI China Information Technology ETF
Global X Funds | Global X MSCI China Information Technology ETF | Global X MSCI China Information Technology ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CHIK
Global X Funds | Global X MSCI China Communication Services ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Global X MSCI China Communication Services ETF
Global X Funds | Global X MSCI China Communication Services ETF | Global X MSCI China Communication Services ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CHIC
Global X Funds | Global X MSCI China Real Estate ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Global X MSCI China Real Estate ETF
Global X Funds | Global X MSCI China Real Estate ETF | Global X MSCI China Real Estate ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CHIR
Global X Funds | Global X Social Media ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Global X Social Media ETF
Global X Funds | Global X Social Media ETF | Global X Social Media ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SOCL
Global X Funds | Global X E-commerce ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Global X E-commerce ETF
Global X Funds | Global X E-commerce ETF | Global X E-commerce ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	EBIZ
Global X Funds | Global X Emerging Markets Internet & E-commerce ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Global X Emerging Markets Internet & E-commerce ETF
Global X Funds | Global X Emerging Markets Internet & E-commerce ETF | Global X Emerging Markets Internet & E-commerce ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	EWEB

[1]	Not Open for Investment